Document And Entity Information	Jan. 20, 2026
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2026
Entity Registrant Name	FRANKLIN FINANCIAL SERVICES CORPORATION
Entity Incorporation, State or Country Code	PA
Entity File Number	001-38884
Entity Tax Identification Number	25-1440803
Entity Address, Address Line One	1500 Nitterhouse Drive
Entity Address, City or Town	Chambersburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17201
City Area Code	717
Local Phone Number	264-6116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	FRAF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000723646